Report of Directors Corporate Governance (Tables)	12 Months Ended
Dec. 31, 2018
Report Of Directors Corporate Governance [Abstract]
Disclosure of remuneration of executive Directors

(in £000)		Base salary	Fixed pay allowance	Cash in lieu of pension	Annual incentive	AML DPA Award[38]	LTI[39]	Sub-total	Taxable benefits	Non-taxable benefits	Notional returns	Total
John Flint[40]	2018	1,028	1,459	308	1,665	—	—	4,460	40	28	54	4,582
	2017	—	—	—	—	—	—	—	—	—	—	—
Stuart Gulliver[41,43]	2018	171	241	51	282	1,530	—	2,275	65	6	41	2,387
	2017	1,250	1,700	375	2,127	—	—	5,452	500	71	63	6,086
Iain Mackay[42,43]	2018	700	950	210	1,088	1,057	—	4,005	80	44	33	4,162
	2017	700	950	210	1,334	—	—	3,194	64	37	42	3,337
Marc Moses	2018	700	950	210	1,324	695	—	3,879	13	38	33	3,963
	2017	700	950	210	1,358	—	—	3,218	16	38	42	3,314
ÑFor footnotes, see page 89.

The values of the significant benefits in the single figure table are set out in the following table.

(Audited)
		Car benefit (UK and Hong Kong)[1]	Hong Kong bank-owned accommodation[1,2]	Tax expense on car benefit and Hong Kong bank-owned accommodation[1]	Insurance benefit (non-taxable)[1]
		(£000)	(£000)	(£000)	(£000)
Stuart Gulliver	2018	—	—	—	—
	2017	—	282	164	63

1
The car benefit, Hong Kong bank-owned accommodation, tax on benefits and insurance benefits for 2018 for all executive Directors are not included in the above table as they were not significant. Taxable benefits during 2018 for Stuart Gulliver as an executive Director includes £41,711 in respect of Hong Kong bank-owned accommodation and £17,117 in respect of tax expense on car benefit and Hong Kong bank-owned accommodation. Further details regarding Stuart Gulliver's benefits between 21 February 2018 and 11 October 2018 are available on page 235.

2
Taxable value determined based on the current market rental value of the bank-owned property in Hong Kong, as estimated by an external lease service provider, plus utility costs, rates, the taxable value of furniture and taking into account the business use of the property.

The following table shows the single figure total remuneration of each executive Director for 2018, together with comparative figures for 2017.

Single figure of remuneration
		Base salary	Fixed pay allowance	Cash in lieu of pension	Annual incentive	AML DPA award[1]	LTI[2]	Sub-total	Taxable benefits	Non-taxable benefits	Notional returns	Total
		(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)
John Flint[3]	2018	1,028	1,459	308	1,665	—	—	4,460	40	28	54	4,582
	2017	—	—	—	—	—	—	—	—	—	—	—
Stuart Gulliver[4,6]	2018	171	241	51	282	1,530	—	2,275	65	6	41	2,387
	2017	1,250	1,700	375	2,127	—	—	5,452	500	71	63	6,086
Iain Mackay[5,6]	2018	700	950	210	1,088	1,057	—	4,005	80	44	33	4,162
	2017	700	950	210	1,334	—	—	3,194	64	37	42	3,337
Marc Moses	2018	700	950	210	1,324	695	—	3,879	13	38	33	3,963
	2017	700	950	210	1,358	—	—	3,218	16	38	42	3,314

1
60% of the 2012 annual incentive for Stuart Gulliver and Iain Mackay disclosed in the 2012 Directors’ remuneration report was deferred for five years. The vesting of these awards was subject to a service condition and satisfactory completion of the five-year deferred prosecution agreement ('AML DPA') with the US Department of Justice ('DoJ'). The AML DPA condition was satisfied in March 2018 and the awards were released to the executive Directors. For Marc Moses, the value of the award attributable to services provided as an executive Director between 1 January 2014 and the vesting date has been included in the table.

2
The first LTI award was made in February 2017, with a performance period ending in 2019. Vesting of the first LTI award will be included in the single figure table for the financial year ending on 31 December 2019.

3
John Flint succeeded Stuart Gulliver as Group Chief Executive with effect from 21 February 2018 and his remuneration in the single figure table of remuneration is in respect of services provided as an executive Director. For services rendered between 1 January 2018 and 20 February 2018, he received a salary of £97,139, fixed pay allowance of £130,236, cash in lieu of pension of £28,000 and an annual incentive award of £271,000.

4
Stuart Gulliver stepped down from the Board on 20 February 2018 and retired from the Group on 11 October 2018. His remuneration in the single figure table of remuneration is in respect of services provided as an executive Director. Further details can be found on page 235.

5	Iain Mackay stepped down as executive Director and Group Finance Director on 31 December 2018.

6
To meet regulatory deferral requirements for 2018, 60% of the annual incentive award of Stuart Gulliver and Iain Mackay will be deferred in awards linked to HSBC's shares and will vest in five equal instalments between the third and seventh anniversary of the grant date. On vesting the awards will be subject to a one-year retention period. The deferred awards are subject to the executive Director maintaining a good leaver status during the deferral period.

Disclosure of performance achieved by executive Directors
The performance achieved by executive Directors in the year is shown in the table below. For John Flint and Stuart Gulliver, the scorecard outcome, as determined below, has been applied to the maximum annual incentive opportunity on a pro-rata basis, taking into account the time spent by them in the Group Chief Executive role.

Annual assessment
	Group Chief Executive			Group Finance Director			Group Chief Risk Officer
	Weighting (%)	Assessment (%)	Outcome (%)	Weighting (%)	Assessment (%)	Outcome (%)	Weighting (%)	Assessment (%)	Outcome (%)
Profit before tax[1]	20.00	100.00	20.00	10.00	100.00	10.00	15.00	100.00	15.00
Positive jaws	10.00	—	—	15.00	—	—	—	—	—
Revenue growth	10.00	70.00	7.00	—	—	—	—	—	—
Capital management (RoTE)	10.00	58.75	5.88	25.00	58.75	14.69	10.00	58.75	5.88
Strategic priorities
– Financials	7.50	78.53	5.89	2.50	100.00	2.50	2.50	100.00	2.50
– Other targets	17.50	96.46	16.88	22.50	98.62	22.19	12.50	94.88	11.86
Risk and compliance	25.00	80.00	20.00	25.00	95.00	23.75	60.00	89.58	53.75
Total	100.00		75.65	100.00		73.13	100.00		88.99
Maximum annual incentive opportunity (£000)						£1,488			£1,488
– John Flint			£2,560			–			–
– Stuart Gulliver			£2,660			–			–
Annual incentive (£000)						£1,088			£1,324
– John Flint (86%)			£1,665			–			–
– Stuart Gulliver (14%)			£282			–			–
Financial performance

Annual assessment
	Minimum (25% payout)	Maximum (100% payout)	Performance	Assessment
Measure
Profit before tax ($bn)[1]	US$19.7	US$22.7	US$23.3	100.00
Positive jaws (%)	Positive	1.5	(1.2)	—
Revenue growth (%)	2.0	6.0	4.4	70.00
Capital management (RoTE%)[2]	9.3	11.3	10.2	58.75
Strategic priorities[3]	Various		Various

1
Profit before tax, as defined for Group annual bonus pool calculation. This definition excludes business disposal gains and losses, debt valuation adjustments and variable pay expense. It does however, take into account fines, penalties and costs of customer redress, which are excluded from the adjusted profit before tax. The adjusted profit before tax as per adjusted results is found on page 2.

2	RoTE excluding significant items and bank levy.

3
Strategic priorities measures include: accelerate revenue growth from our Asian franchise, grow international revenue, turn around the US business, improve customer service, strengthen external relationships, employee engagement, talent development and diversity.

Non-financial performance
The table below provides an overview of the non-financial performance achieved by each executive Director.

Group Chief Executive
Performance
Strategic priorities
•
Deliver HSBC’s strategy
•
Turn around the US business
•
Accelerate revenue growth from our Asian franchise
•
Deliver revenue growth from our international network
•
Improve customer satisfaction
•
Strengthen the Group’s external relationships
•
Improve employee engagement
•
Strengthen HSBC’s leadership cadre
•
Improve diversity in senior leadership

•
Set out strategic priorities to return HSBC to growth and create value for our shareholders. The strategy was communicated in the Strategy Update in June 2018 to investors, shareholders and employees. Execution of the strategy is underway.
•
RoTE in the US business at 2.7% exceeded target of 2.2%, supported by favourable expected credit losses and significant capital reductions. Commercial Banking revenue grew by 7% and transaction banking revenue in Global Banking and Markets rose 9%.
•
Revenue growth of 11.4% in Asia was driven by Commercial Banking as well as Retail Banking and Wealth Management, reflecting wider spreads and balance sheet growth, with double-digit revenue growth in Hong Kong, Pearl River Delta and mainland China.
•
Revenue growth from international clients was strong at 7.2%; transaction banking revenue grew 14%, driven by double-digit growth across Global Liquidity and Cash Management, Foreign Exchange and Securities Services.
•
Customer satisfaction rankings improved in key Retail Banking and Wealth Management markets (first in Mexico, Singapore and Hong Kong and second in UAE). Rankings in Commercial Banking largely remained unchanged, but required improvement with the exception of the UK (third) and Singapore (third). Customer engagement score (‘CES’) in Global Banking and Markets at 85 was at par with the CES of our competitors. In Global Private Banking, customer satisfaction declined by 0.8 points from a mean of 8.4/10 in 2017 to 7.6/10 in the client engagement programme survey. Action is being taken in all global businesses to drive customer service improvements, especially through investment in digital capability.
•
Positive feedback was received on interactions with investors and regulators, which found that they were conducted with high professional competence and embodying trust, respect and transparency.
•
Employer advocacy, as a measure of employee engagement, at the end of 2018 was 66% (2017: 64%), which represents the number of employees who would recommend HSBC as a great place to work.
•
Succession plans are in place for all critical leadership roles.
•
Exceeded diversity target with female representation in the senior leadership at 28.2%, and on track towards our 2020 aspirational target of 30% senior leadership positions to be held by women.
•
HSBC was recognised as the 'Most Innovative Investment Bank' by The Banker; the 'World’s Best Bank for Transaction Services', the 'World’s Best Bank for Corporates' and 'Asia's Best Bank for Sustainable Finance' by Euromoney, and 'Best Overall Global RMB Products/Services' by Asiamoney.

Risk and compliance
•
Successfully embed financial crime risk governance and management information through the completion of the Global Standards programme
•
Effectively manage material operational risks
•
Achieve and deliver sustainable global conduct outcomes
•
Comply with the 2018 FX DPA

•
Significant progress was made to strengthen financial crime risk management across the Group, specifically, towards achieving operational effectiveness in global businesses and regions. A strong tone from the top included an aspiration to deliver industry-leading financial crime standards as part of the Group’s strategy. Demonstrated excellent awareness and understanding of key financial crime risks and issues. Actively engaged at senior governance forums to strengthen risk management practices and controls. Continued focus is required to complete the transition to business-as-usual financial crime risk management, and further enhance the effectiveness of financial crime governance in some countries, in order to achieve sustainable operating maturity.
•
Implementation of the operational risk management framework was achieved with strong ownership and proactive prioritisation of management of key risks across the Group. However further work is required to embed the framework and associated tools and strengthen the control environment.
•
Showed strong commitment to continue embedding the conduct pillars and outcomes, and underpinning controls across the Group.
•
Additional steps were taken that were consistent with the requirements of the 2018 FX DPA with the US Department of Justice to enhance the Global Markets compliance programme and related internal controls. Areas of focus have included a strong tone from the top, updated policies and procedures to prevent violations of US law (such as fraud and market manipulation) and comprehensive risk assessment. Further enhancements and steps to comply with the DPA are ongoing.

Group Finance Director
Performance
Strategic priorities
•
Deploy cloud technologies and enhance Finance operating efficiency
•
Streamline and embed IFRS 9 and RWA production
•
Deliver ring-fenced bank ('RFB') in the UK and Global Service Company ('ServCo') structures and processes
•
Deliver cost savings
•
Strengthen the Group’s external relationships
•
Improve employee engagement
•
Strengthen HSBC’s leadership cadre
•
Improve diversity in senior management

•
Deployed cloud technologies for regulatory reporting of liquidity coverage ratio and net stable funding ratio in Canada and France. Implementation plans to deploy the technology in other locations are on track. The innovative capabilities of Finance are being further developed with eight key laboratories set up to deliver a real-time vision for Finance, utilising cloud technology, advanced analytics, artificial intelligence and machine learning.
•
Completed 2018 IFRS 9 plan with few milestones remaining and daily performance maturing, with no major downstream impact on processing time. All key activities integrated within routine processes.
•
Successfully established the Group’s RFB – HSBC UK Bank plc (‘HSBC UK’) – with a separate information technology and operations infrastructure and financial, pensions and legal structures. Transfer of Retail Banking and Wealth Management and Commercial Banking customers and employees to HSBC UK was also completed. Successfully established the Group’s ServCo structure in the UK in support of ring-fencing and the Recovery and Resolution Plan.
•
Strengthened Group's relationships and reputation with key stakeholders as evidenced by a high level of investor relations engagement and robust regulatory interactions.
•
Employer advocacy, as a measure of employee engagement, at the end of 2018 improved to 68% (2017: 66%). The Finance function’s structure was further simplified through the global consolidation of the finance operational processes into a single Finance operations team. The function is driving forward the focus on digital leadership and capabilities across all levels.
•
Confirmed four key Finance ‘enterprise critical roles’ and ensured that the succession plans are actionable, resulting in a successor gender profile of 38% female. Development plans and support in place for all successors.
•
Met aspirational gender diversity target, with 28% female representation at senior management levels in Finance. Finance leadership initiatives, sponsorship of diverse networks, parental transition coaching and career development support have all helped improve gender diversity. Difference and inclusion is being addressed more broadly within Finance with an aim to increase the representation of lesbian, gay, bisexual and transgender and differently abled employees.

Risk and compliance
•
Effectively manage material operational risks
•
Achieve and deliver sustainable global conduct outcomes
•
Deliver commitments to regulators
•
Successful delivery of PRA and European Banking Authority (‘EBA’) stress tests and Comprehensive Capital Analysis and Review (‘CCAR’) capital plan

•
Completed the implementation of the operational risk framework in Finance, which is actively used to monitor the effectiveness of key controls against significant accounting risks, including for Sarbanes-Oxley compliance. Made significant progress embedding the understanding of relevant roles and responsibilities through improved governance and reporting.
•
Improved processes for monitoring and reporting conduct outcomes for Finance, including strengthened governance meetings with an increased focus on metrics. No significant conduct issues, breaches or reportable events were identified. Internal review of conduct governance and control for Finance were rated as effective.
•
Delivered all regulatory updates on time and to the required standard, with queries addressed on a timely basis. PRA and EBA stress tests in 2018 were successfully submitted on time. HSBC North America Holdings Inc received a non-objection to its CCAR 2018 capital plan submitted to the Federal Reserve Board on both a qualitative and quantitative basis.

Group Chief Risk Officer
Performance
Strategic priorities
•
Improve customer satisfaction
•
Strengthen the Group's external relationships
•
Turn around the US business
•
Improve employee engagement, strengthen HSBC’s leadership cadre and improve diversity in senior management
•
Support innovation
•
Deliver cost savings

•
Improved customer service satisfaction with measured progress being made across markets. Global businesses are showing delivery successes, with improvements identified for action.
•
Interacted regularly and successfully with regulators. The strength, quality and independence of financial risk management was recognised. An increased focus on non-financial risk management and model risk management is key to these ongoing interactions.
•
Supported the turnaround of the US business through active risk management oversight, focusing on a credit risk and risk remediation programme; strong forward-looking capital management through engagement and oversight of the stress testing CCAR programme; and an enhanced modelling infrastructure in support of stress testing and financial crime models. RoTE at 2.7% exceeded the target for 2018.
•
Delivered on the Global Risk function people initiatives. Employer advocacy, as a measure of employee engagement, increased to 68% at the end of 2018 (2017: 64%), which represents the number of employees who would recommend HSBC as a great place to work. Focused the development of our leadership talent, and achieved the diversity target, with 28.7% of senior management positions held by women.
•
Enhanced the focus on innovative ways of working, through the facilitation of idea generation and knowledge concept evaluation and delivery of new approaches. Education and training of Global Risk in innovation was rolled out to enable change through the use of agile methodologies and cloud technologies.
•
Enabled the management of costs and headcount of the Global Risk function, through close ongoing monitoring of performance.

Risk and compliance
•
Ensure Global Risk supports the financial crime risk target end state
•
Effectively manage material operational risks
•
Achieve and sustain the delivery of the global conduct outcomes
•
Deliver commitments to regulators, including compliance with the 2018 FX DPA
•
Successfully deliver regulatory and internal stress tests in 2018
•
Manage credit and market risk, and oversee liquidity risk within Board approved risk appetite
•
Successfully enhance HSBC's model risk management

•
Enabled effective financial crime risk management through the enterprise wide and operational risk management frameworks, with strong governance through risk management meetings and completion of financial crime risk model reviews.
•
Made significant progress in adopting and embedding the operational risk management framework, with active focus and engagement on the material operational risks, and increased focus on non-financial risks.
•
Successfully drove conduct outcomes through a strong tone from the top, and a continual monitoring of compliance on conduct regulations. Maturity levels across conduct outcomes were excellent.
•
Delivered all regulatory updates on time and up to the required standard, with any remedial actions tracked to timely completion. Engagements with other lead regulators gained positive feedback, including working with the Department of Justice and Federal Reserve Board to progress our commitments under the FX DPA.
•
Successfully delivered the 2018 annual cyclical scenario to the PRA. Submitted the biennial stress test to the EBA and the CCAR submission to the Federal Reserve Board.
•
Managed credit risk, market risk and liquidity risk effectively within the Group risk appetite profile and with oversight from the Group risk management meeting.
•
Made significant progress in model risk management during 2018, through significant appointments, ongoing employee training and key stakeholder engagements.

Disclosure of performance conditions for long-term incentives

Performance conditions for LTI awards in respect of 2018
Measures	Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Weighting %
Average RoTE (with CET1 underpin)[1]	10.0%	11.0%	12.0%	75.0
Employer advocacy[2]	65.0%	70.0%	75.0%	12.5
Environmental, social and governance rank[3]	Score to achieve an 'average performer' rating	Mid-point score between average and outperformer threshold scores	Score required to achieve an 'outperformer' rating	12.5
Total[4]				100.0

1	If the CET1 ratio at the end of performance period is below the CET1 risk tolerance level set in the risk appetite statement, then the assessment for this measure will be reduced to nil.

2	To be assessed based on results of the latest employee Snapshot survey question ‘I would recommend this company as a great place to work’

3
To be assessed based on results of the latest rating issued by Sustainalytics. In the event that Sustainalytics changes its approach to provide the ratings during the performance period, this may impact the assessment of the performance condition. To ensure that the performance targets/assessment approach achieves its original purpose (i.e. are no less or more difficult than when the original targets were set) the Committee retains the discretion to review and where appropriate modify the targets once further details on any updated Sustainalytics ratings approach is published.

4	Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.

Disclosure of scheme interests awarded
The table below sets out the scheme interests awarded to Directors in 2018, for performance in 2017, as disclosed in the 2017 Directors’ remuneration report. No non-executive Directors received scheme interests during the financial year.

Scheme awards in 2018
(Audited)
	Type of interest awarded	Basis on which award made	Date of award	Face value awarded[1] £000	Percentage receivable for minimum performance	Number of shares awarded	End of performance period
Iain Mackay (ceased employment on 31 December 2018)	LTI deferred shares [2]	% of salary [4]	26 February 2018	2,860	25	395,388	31 December 2020
Marc Moses	LTI deferred shares [2]	% of salary [4]	26 February 2018	2,860	25	395,388	31 December 2020
John Flint (appointed on 21 February 2018)	Deferred shares [3]	See note 5	26 February 2018	1,201	—	166,014	31 December 2017
Stuart Gulliver (retired from the Board on 20 February 2018)	Deferred shares [3]	% of salary [6]	26 February 2018	1,635	—	226,072	31 December 2017

1	The face value of the award has been computed using the actual share price of £7.234.

2
LTI awards are subject to a three-year forward-looking performance period and vest in five equal instalments subject to performance achieved. On vesting, awards will be subject to a one-year retention period. Awards are subject to malus during the vesting period and clawback for a maximum period of 10 years from the date of the award.

3
Deferred shares form part of the annual incentive, for which awards were determined based on performance achieved during the period to 31 December 2017. These awards are subject to malus during the vesting period and clawback for a maximum period of 10 years from the date of the award. The overall award level could have been 0% of the maximum opportunity if minimum performance was not achieved at the end of the performance period.

4
In line with regulatory requirements, scheme interests awarded during 2018 were not eligible for dividend equivalents. In accordance with the remuneration policy approved by shareholders at the 2016 AGM, the LTI award was determined at 319% of salary and the number of shares to be granted was determined by taking into account a share price discounted based on HSBC’s expected dividend yield for the vesting period (i.e. £5.645).

5
John Flint received a discretionary annual incentive award for 2017. Of this 2017 annual incentive award 60% was deferred and 50% of the total deferred award was granted over HSBC shares. The deferred shares will vest in five equal instalments between the third and seventh anniversary of the award date, and on vesting will be subject to a one-year retention period. As the awards were not eligible for dividend equivalents, the number of shares to be granted was determined by taking into account a share price discounted based on HSBC’s expected dividend yield for the vesting period (i.e. £5.645).

6
As previously disclosed Stuart Gulliver received a 2017 annual incentive award equivalent to 170% of salary. Of this award 60% was deferred into HSBC shares. The deferred shares will vest in five equal instalments between the third and seventh anniversary of the award date, and on vesting will be subject to a one-year retention period. As the awards were not eligible for dividend equivalents, in accordance with the remuneration policy, the number of shares to be granted was determined by taking into account a share price discounted based on HSBC’s expected dividend yield for the vesting period (i.e. £5.645).

Disclosure of directors' interest in share options
There
have been no changes in the shareholdings of the Directors from 31 December 2018 to the date of this report.
Individuals are given five years from their appointment date to build up the recommended levels of shareholding. Unvested share-based incentives are not normally taken into consideration in assessing whether the shareholding requirement has been met.
The Committee reviews compliance with the shareholding requirement and has full discretion in determining if any unvested shares should be taken into consideration for assessing compliance with this requirement (taking into account investor expectations and guidelines). The Committee also has full discretion in determining any penalties for non-compliance.
HSBC operates an anti-hedging policy under which individuals are not permitted to enter into any personal hedging strategies in relation to HSBC shares subject to a vesting and/or retention period.

Shares
(Audited)
	Shareholding guidelines[2] (% of salary)	Shareholding at 31 Dec 2018, or date of retirement from the Board, if earlier[3] (% of salary)	At 31 Dec 2018, or date of retirement from the Board, if earlier
				Scheme interests
			Share interests[4] (number of shares)	Share options[5]	Shares awarded subject to deferral[1]
					without performance conditions[4,6]	with performance conditions[7]
Executive Directors
Stuart Gulliver (retired on 20 February 2018) [8]	400%	1,918%	3,711,169	—	2,293,071	738,499
Iain Mackay (ceased employment on 31 December 2018)	300%	663%	718,532	—	1,025,725	769,296
John Flint (appointed on 21 February 2018)	400%	445%	827,691	9,952	570,922	—
Marc Moses	300%	1,415%	1,533,039	—	1,019,442	769,296
Group Managing Directors [9]	250,000 shares	n/a	n/a	n/a	n/a	n/a

1	The gross number of shares is disclosed. A portion of these shares will be sold at vesting to cover any income tax and social security that falls due at the time of vesting.

2	Unvested share-based incentives are not normally counted towards compliance with the shareholding guideline.

3	The value of the shareholding is calculated using an average of the daily closing share prices in the three months to 31 December 2018 (£6.4589).

4
For variable pay awards (annual incentive and LTI), in line with regulatory requirements, any deferred shares (net of tax) which the Director becomes entitled to are subject to a retention requirement such that they must be held for a predefined period of time. To provide the executive Directors with appropriate flexibility, the Committee determined that the requirement to hold these shares could be met either by retaining the shares that vested from the underlying award (net of tax), or by separately retaining a number of shares equivalent to those that vested under the award. The Committee considers that such an arrangement results in the employee holding the same number of shares as per the original intention of the retention period, as set out in the remuneration policy, approved by shareholders in 2014.

5	All share options are unexercised.

6
Includes Group Performance Share Plan ('GPSP') awards, which were made following an assessment of performance over the relevant period ending on 31 December before the grant date, but are subject to a five-year vesting period.

7	LTI awards granted in February 2017 and February 2018 are subject to the performance conditions as set out in the following tables.

8
Stuart Gulliver's scheme interests deferred with performance conditions include an award granted in March 2013 subject to service and performance conditions. The award vested on 12 March 2018 following the Committee decision on 30 January 2018.

9
All Group Managing Directors are expected to meet their shareholding guideline by 2019 or within five years of the date of their appointment, whichever is later. The shareholding guidelines for this population has been updated from 250,000 shares to 250% of reference salary from 1 January 2019 to align with the approach used for executive Directors.

Share options
(Audited)
	Date of award	Exercise price	Exercisable		At 1 Jan 2018, or date of appointment, if later	Granted in year	Exercised in year	At 31 Dec 2018
		£	from[1]	until
John Flint (appointed 21 February 2018)	22 Sep 15	4.0472	1 Nov 18	30 Apr 19	4,447	—	—	4,447
	21 Sep 18	5.4490	1 Nov 23	30 Apr 24	—	5,505	—	5,505
Iain Mackay (ceased employment on 31 December 2018)	23 Sep 14	5.1887	1 Nov 17	30 Apr 18	3,469	—	3,469	—

1	May be advanced to an earlier date in certain circumstances, such as retirement.

Disclosure of non-executive director compensation
The following table shows the total fees and benefits of non-executive Directors for 2018, together with comparative figures for 2017.

Fees and benefits
(Audited)		Fees[1]		Benefits[2]		Total
(£000)	Footnotes	2018	2017	2018	2017	2018	2017
Phillip Ameen (Retired on 20 April 2018)	3	154	474	6	12	160	486
Kathleen Casey	4, 13	171	174	23	16	194	190
Henri de Castries	13	161	132	4	5	165	137
Laura Cha	5, 6, 14	255	269	13	22	268	291
Lord Evans of Weardale	6, 13, 14	200	215	2	8	202	223
Joachim Faber (Retired on 20 April 2018)		38	162	3	9	41	171
Irene Lee	7, 13	361	300	5	8	366	308
John Lipsky (Retired on 20 April 2018)		66	199	—	25	66	224
Heidi Miller	8, 13	573	571	9	18	582	589
David Nish	13	187	158	11	18	198	176
Jonathan Symonds	9, 14	653	639	1	2	654	641
Jackson Tai	10, 13	228	194	47	43	275	237
Mark Tucker	11	1,500	500	97	318	1,597	818
Pauline van der Meer Mohr	12, 14	239	239	17	16	256	255
Total		4,786	4,226	238	520	5,024	4,746
Total ($000)		6,383	5,636	317	693	6,700	6,329

1	Fees include a travel allowance of £4,000 for non-UK-based non-executive Directors.

2
Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings' registered office. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant.

3	Includes fees of £106,000 in 2018 (£330,000 in 2017) as a Director and Chair of the Audit Committee of HSBC North America Holdings Inc.

4	Resigned as a member of the Financial System Vulnerabilities Committee.

5
Appointed as a member of the Financial System Vulnerabilities Committee on 20 April 2018. Includes fees of £80,000 in 2018 (£75,000 in 2017) as a Director, Deputy Chairman and member of the Nomination Committee of The Hongkong and Shanghai Banking Corporation Limited.

6 The Philanthropic and Community Investment Oversight Committee was demised during 2018.

7
Appointed as a member of the Group Remuneration Committee on 20 April 2018. Includes fees of £210,000 in 2018 (£187,000 in 2017) as a Director, and member of the Audit Committee and the Risk Committee of The Hongkong and Shanghai Banking Corporation Limited and as a Director, member of the Audit Committee and Chair of the Risk Committee of Hang Seng Bank Limited.

8	Includes fees of £412,000 in 2018 (£427,000 in 2017) as Chair of HSBC North America Holdings Inc.

9
Appointed as Deputy Group Chairman on 6 August 2018 and appointed as a member of the Group Risk Committee on 20 April 2018. Includes fees of £240,000 (£382,000 in 2017) as non-executive Chair of HSBC Bank plc, from which he stepped down on 6 August 2018.

10
Appointed as a member of the Group Audit Committee on 1 December 2018. Appointed as Chair of the GRC on 28 April 2017. As set out in the statement from the Chair of the Group Remuneration Committee, the fee for GRC Chair was increased to £120,000 on 1 December 2018, taking into account the increase in the expectations of the role of the GRC Chair from a regulatory perspective and the expanded oversight role of the Group Risk Committee following the re-assignment of the work previously undertaken by the Conduct & Values Committee and the Financial System Vulnerabilities Committee.

11	The Group Chairman’s benefits in 2018 included £10,200 in respect of life assurance and £15,426 in respect of healthcare insurance, as approved by the Group Remuneration Committee.

12	Appointed a member of the Group Risk Committee on 20 April 2018.

13	Appointed as a member of the Nomination & Corporate Governance Committee on 20 April 2018.

14	Conduct and Values Committee was demised during 2018.
The following table shows the comparison of shareholdings to the company shareholding guidelines.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Phillip Ameen (retired on 20 April 2018)	15,000	5,000
Kathleen Casey	15,000	9,635
Laura Cha	15,000	10,200
Henri de Castries	15,000	18,064
Lord Evans of Weardale	15,000	12,892
Joachim Faber (retired on 20 April 2018)	15,000	93,221
Irene Lee	15,000	11,172
John Lipsky (retired on 20 April 2018)	15,000	16,165
Heidi Miller	15,000	4,420
David Nish	15,000	50,000
Jonathan Symonds	15,000	43,821
Jackson Tai	15,000	56,075
Mark Tucker	15,000	288,381
Pauline van der Meer Mohr	15,000	15,000

Compensation of Key Management Personnel
	2018	2017	2016
	$m	$m	$m
Short-term employee benefits	52	43	41
Other long-term employee benefits	6	5	5
Share-based payments	34	35	37
Year ended 31 Dec	92	83	83